Prospectus Supplement	dated February 7, 2008

Putnam Small Cap Value Fund - Prospectus dated 6/30/07

The table of Annual Fund Operating Expenses in the Fund summary – Costs associated with your investment section is revised as follows:

Total Annual Fund Operating Expenses (expenses that are deducted from fund assets) The table below shows the fund’s annual operating expenses for the fiscal year ended February 28, 2007 (except as otherwise indicated).

	Management	Distribution	Other	Acquired Fund	Total Annual Fund
	Fee	(12b-1) Fees	Expenses	Operating	Operating
			**** +	Expenses *****	Expenses****
Class A	0.76%	0.25%	0.30%	0.08%	1.39%
Class B	0.76%	1.00%	0.30%	0.08%	2.14%
Class C	0.76%	1.00%	0.30%	0.08%	2.14%
Class M	0.76%	0.75%	0.30%	0.08%	1.89%
Class R	0.76%	0.50%	0.30%	0.08%	1.64%
Class Y	0.76%	N/A	0.30%	0.08%	1.14%

**** Actual other expenses and total annual fund operating expenses were lower due to a one-time expense reimbursement from Putnam Investments as described in the notes to the financial highlights.

***** Estimate of expenses attributable to the fund’s investments during the fund’s fiscal year ended February 28, 2007, and will vary based on the fund’s investments from time to time, in certain other investment companies that the fund bears indirectly, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports.

+ Other expenses shown for class R shares are based on the expenses of class A shares for the fund’s last fiscal year.

The table in Fund summary – How do these fees and expenses look in dollar terms? setting forth the Example: Sales charge plus annual operating expenses on a $10,000 investment over time is revised as follows:

EXAMPLE: Sales charge plus annual operating expenses on a $10,000 investment over time

	1 year	3 years	5 years	10 years
Class A	$659	$942	$1,246	$2,106
Class B	$717	$970	$1,349	$2,107*
Class B (no redemption)	$217	$670	$1,149	$2,107*

Class C	$317	$670	$1,149	$2,472
Class C (no redemption)	$217	$670	$1,149	$2,472
Class M	$511	$900	$1,313	$2,465
Class R	$167	$517	$892	$1,944
Class Y	$116	$362	$628	$1,386

*Reflects conversion of class B shares to class A shares, which pay lower 12b-1 fees. Conversion occurs six years after purchase.

249834 2/08